VARIABLE INTEREST ENTITIES (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Balance sheet
Cash and cash equivalents	CAD 1,257	CAD 1,735	CAD 1,015	CAD 1,209	CAD 1,191	CAD 1,261
Restricted cash	17		34
Accounts receivable and other	4,526		5,430
Accounts receivable from affiliates	7		7
Inventory	1,002		1,111
Total Current assets	6,809		7,597
Property, plant and equipment, net	64,111		64,434
Long-term investments	6,697		7,008
Restricted long-term investments	77		49
Deferred amounts and other assets	3,220		3,160
Intangible assets, net	1,556		1,348
Goodwill	77		80
Deferred income taxes	1,051		839
Total Assets	83,598		84,515
Bank indebtedness	(562)		(361)
Accounts payable and other	(6,828)		(7,351)
Accounts payable to affiliates	(84)		(48)
Interest payable	(313)		(324)
Environmental liabilities	(158)		(141)
Current maturities of long-term debt	(5,105)		(1,990)
Total Current liabilities	(13,588)		(10,814)
Long-term debt	(34,298)		(39,391)
Other long-term liabilities	(5,749)		(6,056)
Deferred income taxes	(5,834)		(5,915)
Total Liabilities	(59,469)		CAD (62,176)
Variable Interest Entity, Primary Beneficiary
Balance sheet
Cash and cash equivalents	417
Restricted cash	3
Accounts receivable and other	797
Accounts receivable from affiliates	3
Inventory	74
Total Current assets	1,294
Property, plant and equipment, net	44,569
Long-term investments	959
Restricted long-term investments	71
Deferred amounts and other assets	1,799
Intangible assets, net	456
Goodwill	29
Deferred income taxes	240
Total Assets	49,417
Bank indebtedness	(127)
Accounts payable and other	(1,452)
Accounts payable to affiliates	(66)
Interest payable	(172)
Environmental liabilities	(155)
Current maturities of long-term debt	(406)
Total Current liabilities	(2,378)
Long-term debt	(16,228)
Other long-term liabilities	(1,402)
Deferred income taxes	(1,430)
Total Liabilities	(21,438)
Net assets before noncontrolling interest	27,979
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	1,445
Maximum Exposure to Loss	CAD 2,252
Enbridge Energy Company, Inc.
VARIABLE INTEREST ENTITY
Subsidiary ownership (as a percent)	100.00%
Enbridge Management Services Inc.
VARIABLE INTEREST ENTITY
Subsidiary ownership (as a percent)	100.00%
Enbridge Income Partners LP | Variable Interest Entity, Primary Beneficiary
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	79.10%
Ownership interest (as a percent)	54.00%
Enbridge Income Partners LP | Alliance Pipeline
VARIABLE INTEREST ENTITY
Ownership Interest (as a percent)	50.00%
Other Limited Partnerships | Variable Interest Entity, Primary Beneficiary
VARIABLE INTEREST ENTITY
Ownership interest (as a percent)	100.00%
Vector Pipeline L.P. | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	CAD 147
Maximum Exposure to Loss	147
Aux Sable Liquids Products L.P. | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	185
Maximum Exposure to Loss	185
Rampion Offshore Wind Limited | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	274
Maximum Exposure to Loss	457
Eddystone Rail Company LLC | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	18
Maximum Exposure to Loss	23
Illinois Extension Pipeline Company L.L.C | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	744
Maximum Exposure to Loss	744
Eolien Maritime France SAS | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	60
Maximum Exposure to Loss	679
Affiliate notes receivable	121
Other | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	17
Maximum Exposure to Loss	CAD 17
Enbridge Energy Partners, L.P. | Variable Interest Entity, Primary Beneficiary
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	35.50%